CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Products	$ 48,727	$ 54,432	$ 62,642
Services	33,265	35,937	37,325
Total revenues	81,992	90,369	99,967
Cost of revenues:
Products	19,258	20,401	26,707
Services	9,272	7,494	6,720
Total cost of revenues	28,530	27,895	33,427
Gross profit	53,462	62,474	66,540
Operating expenses:
Research and development (net of grant participations of $ 392, $ 606 and $ 1,252 for the years ended December 31, 2017, 2016 and 2015, respectively)	21,852	24,221	26,422
Sales and marketing	38,316	35,290	43,318
General and administrative	10,696	9,812	12,702
Total operating expenses	70,864	69,323	82,442
Operating loss	(17,402)	(6,849)	(15,902)
Financial income (expenses), net	894	1,059	(584)
Loss before income tax expense	(16,508)	(5,790)	(16,486)
Income tax expense	1,564	2,204	3,356
Net loss	(18,072)	(7,994)	(19,842)
Unrealized gain (loss) on available-for-sale marketable securities	(35)	337	(261)
Unrealized gain (loss) on foreign currency cash flow hedges transactions	220	(16)	1,411
Total comprehensive loss	$ (17,887)	$ (7,673)	$ (18,692)
Net loss per share:
Basic and diluted	$ (0.54)	$ (0.24)	$ (0.59)
Weighted average number of shares used in per share computations of net loss:
Basic and diluted	33,253,158	33,202,309	33,419,917